Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowances for credits and doubtful accounts	$ 1,601	$ 2,804	$ 2,700
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	315,000,000	55,659,643	55,659,643
Common stock shares issued	71,810,419	30,281,520	30,309,350
Common stock shares outstanding	71,810,419	30,281,520	30,309,350
Temporary Equity, Par or Stated Value Per Share			$ 1,000
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Temporary Equity, Shares Authorized	0	7,765,229	7,765,229
Temporary Equity, Shares Issued	0	7,756,158	6,836,003
Temporary Equity, Shares Outstanding	0	7,756,158	6,836,003
Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Temporary Equity, Shares Authorized	0	10,480,538	10,480,538
Temporary Equity, Shares Issued	0	7,862,107	6,949,524
Temporary Equity, Shares Outstanding	0	7,862,107	6,949,524
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Temporary Equity, Shares Authorized	0	9,090,975	9,090,975
Temporary Equity, Shares Issued	0	9,090,975	8,233,774
Temporary Equity, Shares Outstanding	0	9,090,975	8,233,774
Series C Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000	$ 1,000	$ 1,000
Temporary Equity, Shares Authorized	0	6,872,894	6,872,894
Temporary Equity, Shares Issued	0	2,566,186	2,566,186
Temporary Equity, Shares Outstanding	0	2,566,186	2,566,186